Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash and cash deposits:
Cash and cash equivalents	¥ 1,070,520	¥ 1,620,340
Time deposits	653,462	339,419
Deposits with stock exchanges and other segregated cash	229,695	190,694
Total cash and cash deposits	1,953,677	2,150,453
Loans and receivables:
Loans receivable (including 554,180 million and 458,352 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	1,293,372	1,271,284
Receivables from customers	58,310	32,772
Receivables from other than customers	864,629	928,626
Allowance for doubtful accounts	(4,888)	(4,860)
Total loans and receivables	2,211,423	2,227,822
Collateralized agreements:
Securities purchased under agreements to resell (including 904,126 million and 752,407 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	7,662,748	9,558,617
Securities borrowed	6,079,898	5,597,701
Total collateralized agreements	13,742,646	15,156,318
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,621,042 million and 4,732,118 million in 2011 and 2012, respectively; including 15,444 million and 16,548 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	13,921,639	14,952,511
Private equity investments (including 62,553 million and 53,635 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	201,955	289,420
Total trading assets and private equity investments	14,123,594	15,241,931
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 300,075 million in 2011 and 355,804 million in 2012)	1,045,950	392,036
Non-trading debt securities	862,758	591,797
Investments in equity securities	88,187	91,035
Investments in and advances to affiliated companies	193,954	273,105
Other (including 1,627 million measured at fair value by applying the fair value option in 2012)	1,475,123	568,493
Total other assets	3,665,972	1,916,466
Total assets	35,697,312	36,692,990
LIABILITIES AND EQUITY
Short-term borrowings (including 183,524 million and 153,497 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	1,185,613	1,167,077
Payables and deposits:
Payables to customers	764,857	880,429
Payables to other than customers	767,860	410,679
Deposits received at banks	904,653	812,500
Total payables and deposits	2,437,370	2,103,608
Collateralized financing:
Securities sold under agreements to repurchase (including 332,337 million and 307,083 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	9,928,293	10,813,797
Securities loaned	1,700,029	1,710,191
Other secured borrowings	890,952	1,162,450
Total collateralized financing	12,519,274	13,686,438
Trading liabilities	7,495,177	8,688,998
Other liabilities (including 4,246 million measured at fair value by applying fair value option as of March 31, 2012)	1,165,901	552,316
Long-term borrowings (including 2,300,606 million and 1,925,421 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	8,504,840	8,402,917
Total liabilities	33,308,175	34,601,354
Commitments and contingencies (Note 22)
Common stock
No par value share;Authorized-6,000,000,000 shares in 2011 and 2012 Issued-3,719,133,241 shares in 2011 and 3,822,562,601 shares in 2012 Outstanding-3,600,886,932 shares in 2011 and 3,663,483,895 shares in 2012	594,493	594,493
Additional paid-in capital	698,771	646,315
Retained earnings	1,058,945	1,069,334
Accumulated other comprehensive income (loss)	(145,149)	(129,696)
Total NHI shareholders' equity before treasury stock	2,207,060	2,180,446
Common stock held in treasury, at cost-118,246,309 shares in 2011 and 159,078,706 shares in 2012	(99,819)	(97,692)
Total NHI shareholders' equity	2,107,241	2,082,754
Noncontrolling interests	281,896	8,882
Total equity	2,389,137	2,091,636
Total liabilities and equity	35,697,312	36,692,990
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash deposits:
Total cash and cash deposits	52,000	92,000
Trading assets and private equity investments:
Total trading assets and private equity investments	999,000	1,110,000
Other assets:
Total other assets	555,000	132,000
Total assets	1,606,000	1,334,000
Collateralized financing:
Trading liabilities	42,000	38,000
Other liabilities (including 4,246 million measured at fair value by applying fair value option as of March 31, 2012)	35,000	7,000
Long-term borrowings (including 2,300,606 million and 1,925,421 million measured at fair value by applying the fair value option in 2011 and 2012, respectively)	992,000	1,032,000
Total liabilities	¥ 1,069,000	¥ 1,077,000